Common stock and Stock-Based Compensation -Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock and StockBased Compensation [Line Items]
Common Stock, Shares Authorized	175,095,000	175,095,000
Common Stock, Shares, Outstanding	17,519,999	17,454,353
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	35,560,434
Common Stock, Capital Shares Reserved for Future Issuance	96,123,126	75,514,616
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 17,000	$ 0
Share Price	$ 0.88	$ 0.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 2,800,000	$ 800,000
Unrecognized Compensation Expense	$ 18,200,000
Share Based Compensation Arrangement By Sharebased Payment Award Fair Value Assumptions WeightedAverage Period	2 years 4 months 24 days
Share-Based Payment Arrangement, Noncash Expense	$ 3,847,000	$ 2,483,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	21,329,457	15,141,280
Stock options available for future issuance [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,226,705	839,706
Restricted Stock Units (RSUs) [Member]
Common stock and StockBased Compensation [Line Items]
Unrecognized Compensation Expense	$ 6,300,000
Share-Based Payment Arrangement, Noncash Expense	$ 0
Common Stock [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		6,000,000
Incentive Stock Options [Member]
Common stock and StockBased Compensation [Line Items]
Minimum Threshold Limit Of Percentage Of Owning Stock With Voting Power On Grant Date	10.00%
Minimum Threshold Limit Of Shares Fair Value On Grant Date	110.00%
Two Thousand Eleven Amended Plan [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms	Amended Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares	4,655,274	4,916,829	137,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		10,929,820
Two Thousand Eleven Amended Plan [Member] | Stock options available for future issuance [Member]
Common stock and StockBased Compensation [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,226,705
Two Thousand Eleven Amended Plan [Member] | Restricted Stock Units (RSUs) [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares	4,655,274
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	6,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	135,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	6,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number	6,000,000
Two Thousand Eleven Amended Plan [Member] | Common Stock [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	36,363,184
Modification Of vesting Terms [Member]
Common stock and StockBased Compensation [Line Items]
Share-Based Payment Arrangement, Noncash Expense		$ 1,700,000